EXPLORATION AND EVALUATION EXPENSES AND COST RECOVERIES (Details Narrative) - CAD ($)				1 Months Ended					12 Months Ended
	Feb. 05, 2025	Jul. 07, 2023	May 11, 2021	Nov. 22, 2022	May 16, 2022	Nov. 30, 2019	Nov. 21, 2017	Nov. 30, 2016	Mar. 31, 2026	Mar. 31, 2025	Aug. 21, 2025	Dec. 31, 2019
Duke Property Minerals [Member] | Duke Districts [Member]
Statement [Line Items]
Royalty interest				70.00%
Owenership percentage								100.00%
Acquisition costs								$ 168,996
Exploration and development expenditures									$ 19,179,186	$ 22,575,096
Additional add on exploration and development expenditures									18,961,755	18,921,430
Cost recovery expenditure									9,413,415	6,858,878
Advanced contributions balance									$ 305,349	635,530
Description of event of commercial property									To earn an initial 60% interest Boliden must fund $30 million of exploration and development expenditures within four years of the effective date of the EIA. Amarc is the operator during this initial earn-in stage. Upon earning a 60% interest, Boliden can elect to earn an additional 10% interest in the Duke District, for an aggregate 70% interest, by funding an additional $60 million of exploration and development expenditures at a minimum rate of $10 million per year over the ensuing six years. Once Boliden has earned a 60% interest it will also have the right to become the operator. As of December 31, 2025, Boliden had funded $30 million and earned a 60% interest in the Duke District
Description about exploration and development expenditures									Amarc and Boliden signed a joint venture agreement to jointly operate the DUKE District (the “DUKE JV”) effective April 1, 2026. Concurrently, the EIA was terminated and Boliden elected not to exercise the option to increase its interest from 60% to 70%. Boliden appointed Amarc as the operator for the DUKE JV. Under the DUKE JV, Boliden will now participate as to 60% and Amarc 40% in future programs of the DUKE JV, subject to standard dilution provisions in the event of non-participation
PINE [Member]
Statement [Line Items]
Acquisition description	In addition, Freeport has an option to acquire 80% of the PIL Property from Finlay Minerals Ltd. (“Finlay”). Approximately 32% (42.34 km2) of the PIL Property mineral claims area lies within the area of common interest under the Agreement. The Company has exercised its right to have the area under common interest brought into the JOY District. Freeport is responsible for making all expenditures to fund the exercise of the PIL Property option with Finlay. Expenditures incurred within the area of common interest will be credited towards the Agreement with Amarc. If Freeport acquires its interest in the PIL Property, Amarc will have a maximum interest of 24% of the PIL Property
Royalty obligation									$ 5,000,000
Percentage of property purchase									3.00%
Description of retains profits interest									A 2.5% net profits interest (“NPI”) on mineral claims comprising approximately 96% of the PINE Property, which are subject to the 3% NSR and a 1% NSR on the balance of the claims that are not subject to the 3% NSR. The NPI royalty can be reduced to 1.25% at any time for $2.5 million in cash or shares. The NSR royalty can be reduced to 0.5% for $2.5 million in cash or shares
Granite Property Mineral [Member]
Statement [Line Items]
Royalty interest									2.00%
Royalty amount payment									$ 1,500,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.50%
IKE District [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty obligation									$ 5,000,000
Gold Fields Toodoggone Exploration Corporation [Member]
Statement [Line Items]
Common shares issue									2,000,000		1,000,000	5,000,000
Fair value of shares issued									$ 690,000
Paula Property[Member]
Statement [Line Items]
Royalty interest						1.00%
Percentage of property purchase						100.00%
Cash payments						$ 500,000,000
JOY District Agreement with Freeport [Member]
Statement [Line Items]
Owenership percentage			70.00%
Initial interest			60.00%
Required fund			$ 35,000,000
Work expenditures term			5 years
Project costs									$ 9,376,942	$ 11,619,947
Description of consideration comprising			Freeport earned the 60% interest under an accelerated timeframe and a private joint venture corporation, Aurora Minerals Ltd. (“AuRORA Minerals”) was established to hold the mineral rights and title and to operate the JOY District (note 8). Freeport also elected to earn an additional 10% interest, for an aggregate 70% interest by sole funding a further $75 million within the following five years at a rate of no less than $10 million per year. Freeport is not obligated to continue funding Stage 2 and may abandon it at any time and revert to the 60:40 ownership arrangement				Amarc acquired 100% interest in the 7,200 hectare JOY Property from a private vendor. This property is subject to an underlying 3% NSR royalty from production to a former owner, which is capped at $3.5 million
Other Property Transactions [Member]
Statement [Line Items]
Owenership percentage					100.00%
Description of consideration comprising	acquire a 100% interest in 22 mineral claims (the “Brenda Property”) that are located adjacent to its JOY tenure and immediately to the east of its AuRORA copper-gold-silver (“Cu-Au-Ag”) discovery. The terms of the 5-year option to acquire 100% of the Brenda Property requires annual payments of $400,000 with the option to purchase exercise price starting at $8 million if exercised in the first year, and increasing on an annual basis to $12 million in year five. The claims are subject to a 2% NSR royalty of which 1% (or one-half) can be acquired for $5 million before commencement of commercial mining operations or $10 million after commencement of mining. The claims fall largely within the area of common interest under the Agreement
Description of minerals claims option agreement					subject to a 2% NSR royalty in the event of commercial production, payable until $10 million has been paid after which the NSR royalty reduces to 0.5%
Payment for commercial production					$ 100,000
Payment for commercial production to subsequent year									shall pay $100,000 on or before May 31, 2023 and each year thereafter to, and including, May 31, 2031 until an aggregate of $1 million has been paid to the optionor
Acquired interest paid									$ 400,000
Duke District Capped Royalty Member
Statement [Line Items]
Royalty interest		2.00%
Cash payments		$ 5,000
Owenership percentage									100.00%
Description of event of commercial property		payable until $10 million has been paid after which the NSR shall cease
Common shares issue		200,000
Annual scholarship per year		$ 20,000
IKE Property Mineral [Member]
Statement [Line Items]
Royalty interest									1.00%
Royalty amount payment									$ 4,000,000
Royalty obligation									$ 2,000,000
Additional royalty interest									2.00%
Common shares issue									500,000
Advance royalty payments									$ 50,000